Accounts Receivable (Ergotron, Inc)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Ergotron, Inc
ACCOUNTS RECEIVABLE

NOTE C —	ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following at December 31:

2009

Trade accounts receivable	$29,480,154
Less allowance for doubtful accounts	(33,311)
Less allowance for returns and sales price adjustments	(2,303,410)

Accounts receivable, net	$27,143,433

The Company had three customers each representing ten percent or more of sales for the year ended December 31, 2009 and, in the aggregate, totaling approximately 49% of sales. These customers represent approximately 55% of accounts receivable at December 31, 2009.

NOTE D —	ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following at December 31, 2008:

2008

Trade accounts receivable	$23,944,212
Less allowance for doubtful accounts	(33,285)
Less allowance for returns and sales price adjustments	(2,327,635)

Net trade accounts receivable	21,583,292
Other accounts receivable	350,379

Accounts receivable, net	$21,933,671

The Company had three customers each representing ten percent or more of sales for the year ended December 31, 2008 and, in the aggregate, totaling approximately 48%. These customers represent approximately 21% of accounts receivable at December 31, 2008.